Putnam Global Health Care Fund
The fund's portfolio
11/30/22 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value
Biotechnology (13.4%)
AbbVie, Inc.	236,800	$38,167,424
Alkermes PLC(NON)	2,312,000	57,291,360
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	477,980	58,820,219
Biogen, Inc.(NON)	115,100	35,125,067
IVERIC bio, Inc.(NON)	173,400	4,095,708
Mirati Therapeutics, Inc.(NON)	46,500	4,249,170
Sarepta Therapeutics, Inc.(NON)	97,400	11,961,694
United Therapeutics Corp.(NON)	34,500	9,656,205

		219,366,847
Health-care equipment and supplies (12.5%)
Boston Scientific Corp.(NON)	1,240,200	56,143,854
Dexcom, Inc.(NON)(S)	480,800	55,907,422
Intuitive Surgical, Inc.(NON)	269,400	72,843,066
Lantheus Holdings, Inc.(NON)	266,400	16,538,112
Terumo Corp. (Japan)	141,900	4,202,032

		205,634,486
Health-care providers and services (21.2%)
Cigna Corp.	243,400	80,051,826
Humana, Inc.	57,900	31,839,210
McKesson Corp.	116,500	44,465,720
Option Care Health, Inc.(NON)	1,272,600	38,317,986
UnitedHealth Group, Inc.	281,000	153,920,560

		348,595,302
Life sciences tools and services (7.5%)
Bio-Rad Laboratories, Inc. Class A(NON)	61,800	25,629,078
Danaher Corp.	234,400	64,087,304
Thermo Fisher Scientific, Inc.	58,800	32,940,936

		122,657,318
Pharmaceuticals (41.7%)
4Front Ventures Corp.(NON)(S)(AFF)	49,896,829	23,099,737
AstraZeneca PLC (United Kingdom)	795,903	107,697,153
Curaleaf Holdings, Inc.(NON)	604,200	3,999,804
Daiichi Sankyo Co., Ltd. (Japan)	541,100	17,921,370
Eisai Co., Ltd. (Japan)	109,300	7,497,518
Eli Lilly and Co.	254,200	94,328,536
Green Thumb Industries, Inc.(NON)	284,400	3,697,200
Innoviva, Inc.(NON)(S)(AFF)	4,078,514	53,550,889
Johnson & Johnson	358,674	63,843,972
Merck & Co., Inc.	912,038	100,433,625
Novo Nordisk A/S Class B (Denmark)	444,070	55,592,982
Pfizer, Inc.	456,640	22,891,363
Roche Holding AG (Switzerland)	74,457	24,201,289
Sanofi (France)	891,079	80,505,920
Takeda Pharmaceutical Co., Ltd. (Japan)	603,800	17,740,739
TerrAscend Corp. (Canada)(NON)	3,473,600	6,565,104

		683,567,201

Total common stocks (cost $1,104,964,902)		$1,579,821,154

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.875%, 8/15/45(i)	$209,000	$173,788
U.S. Treasury Inflation Index Notes 0.125%, 10/15/24(i)	690,544	773,455
U.S. Treasury Notes
1.625%, 5/15/31(i)	122,000	104,367
1.50%, 2/15/30(i)	1,220,000	1,059,289
0.375%, 4/30/25(i)	83,000	75,788

Total U.S. treasury obligations (cost $2,186,687)		$2,186,687

SHORT-TERM INVESTMENTS (10.5%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 4.10%(AFF)	Shares	110,816,778	$110,816,778
Putnam Short Term Investment Fund Class P 3.95%(AFF)	Shares	54,926,231	54,926,231
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(P)	Shares	2,567,601	2,567,601
U.S. Treasury Bills 3.338%, 12/6/22(SEGSF)		$1,900,000	1,899,055
U.S. Treasury Bills 3.561%, 12/13/22(SEGSF)		1,300,000	1,298,473

Total short-term investments (cost $171,508,229)			$171,508,138
TOTAL INVESTMENTS

Total investments (cost $1,278,659,818)			$1,753,515,979

	FORWARD CURRENCY CONTRACTS at 11/30/22 (aggregate face value $751,591,055) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/18/23	$48,221	$45,961	$2,260
		Danish Krone	Buy	12/21/22	8,612,685	8,576,000	36,685
		Danish Krone	Sell	12/21/22	8,612,685	8,428,121	(184,564)
		Danish Krone	Sell	3/15/23	8,673,625	8,637,717	(35,908)
		Euro	Buy	12/21/22	19,438,921	19,343,843	95,078
		Euro	Sell	12/21/22	19,438,921	18,872,729	(566,192)
		Swiss Franc	Buy	12/21/22	50,652,871	48,657,295	1,995,576
		Swiss Franc	Sell	12/21/22	50,652,871	50,528,403	(124,468)
		Swiss Franc	Buy	3/15/23	47,079,035	47,001,832	77,203
	Barclays Bank PLC
		Euro	Buy	12/21/22	4,830,390	4,516,505	313,885
	Citibank, N.A.
		Danish Krone	Buy	12/21/22	11,446,702	11,387,462	59,240
		Danish Krone	Sell	12/21/22	11,446,702	11,201,090	(245,612)
		Danish Krone	Sell	3/15/23	11,527,695	11,472,571	(55,124)
		Swiss Franc	Buy	12/21/22	4,040,080	4,016,938	23,142
		Swiss Franc	Sell	12/21/22	4,040,080	3,863,522	(176,558)
	Credit Suisse International
		Swiss Franc	Buy	12/21/22	27,686,301	27,417,246	269,055
		Swiss Franc	Sell	12/21/22	27,686,301	25,912,257	(1,774,044)
	Goldman Sachs International
		British Pound	Sell	12/21/22	5,459,730	5,245,792	(213,938)
		Canadian Dollar	Sell	1/18/23	1,810,258	1,782,747	(27,511)
		Japanese Yen	Buy	2/15/23	23,514,205	22,149,667	1,364,538
	HSBC Bank USA, National Association
		British Pound	Sell	12/21/22	7,531,794	7,237,467	(294,327)
		Canadian Dollar	Sell	1/18/23	2,622,091	2,582,262	(39,829)
		Danish Krone	Buy	12/21/22	22,904,490	22,778,697	125,793
		Danish Krone	Sell	12/21/22	22,904,490	22,331,154	(573,336)
		Danish Krone	Sell	3/15/23	16,110,409	16,020,744	(89,665)
		Swiss Franc	Buy	12/21/22	24,258,277	24,018,857	239,420
		Swiss Franc	Sell	12/21/22	24,258,277	24,201,803	(56,474)
		Swiss Franc	Buy	3/15/23	24,500,920	24,457,999	42,921
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/21/22	5,947,111	5,714,277	(232,834)
		Danish Krone	Buy	12/21/22	6,907,271	6,809,502	97,769
		Danish Krone	Sell	12/21/22	6,907,271	6,873,745	(33,526)
		New Zealand Dollar	Buy	1/18/23	2,673,808	2,407,104	266,704
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/18/23	2,671,309	2,550,747	120,562
		British Pound	Buy	12/21/22	4,079,118	3,899,530	179,588
		British Pound	Sell	12/21/22	4,079,118	4,060,600	(18,518)
		Euro	Buy	12/21/22	28,566,685	27,467,207	1,099,478
		Euro	Sell	12/21/22	28,566,685	28,212,142	(354,543)
		Japanese Yen	Buy	2/15/23	2,152,017	2,027,716	124,301
	NatWest Markets PLC
		Australian Dollar	Buy	1/18/23	24,006,487	22,876,421	1,130,066
		Danish Krone	Buy	12/21/22	6,269,861	6,243,058	26,803
		Danish Krone	Sell	12/21/22	6,269,861	6,235,734	(34,127)
		Danish Krone	Sell	3/15/23	6,314,224	6,287,964	(26,260)
	State Street Bank and Trust Co.
		British Pound	Sell	12/21/22	4,598,220	4,483,130	(115,090)
		Canadian Dollar	Sell	1/18/23	1,317,593	1,297,581	(20,012)
		Euro	Buy	12/21/22	4,493,634	4,471,702	21,932
		Euro	Sell	12/21/22	4,493,634	4,363,094	(130,540)
		Israeli Shekel	Buy	1/18/23	2,404,225	2,338,907	65,318
		Swiss Franc	Buy	12/21/22	18,588,626	18,267,088	321,538
		Swiss Franc	Sell	12/21/22	18,588,626	18,551,116	(37,510)
		Swiss Franc	Buy	3/15/23	18,774,558	18,748,277	26,281
	UBS AG
		Danish Krone	Buy	12/21/22	12,378,803	12,326,197	52,606
		Danish Krone	Sell	12/21/22	12,378,803	12,111,093	(267,710)
		Danish Krone	Sell	3/15/23	12,466,391	12,415,741	(50,650)
		Japanese Yen	Buy	2/15/23	967,835	911,782	56,053
		Swiss Franc	Buy	12/21/22	6,275,351	6,205,838	69,513
		Swiss Franc	Sell	12/21/22	6,275,351	6,205,957	(69,394)
		Swiss Franc	Buy	3/15/23	1,384,666	1,380,719	3,947
	WestPac Banking Corp.
		British Pound	Sell	12/21/22	13,859,186	13,160,405	(698,781)

	Unrealized appreciation						8,307,255

	Unrealized (depreciation)						(6,547,045)

	Total						$1,760,210
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through November 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,640,775,452.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/22	Purchase Cost	Sale Proceeds	Investment Income	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 11/30/22	Fair value as of 11/30/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$84,524,981	$91,002,518	$64,710,721	$646,541	$—	$—	110,816,778	$110,816,778
	Putnam Short Term Investment Fund**	45,137,290	108,539,528	98,750,587	501,794	—	—	54,926,231	54,926,231

	Total Short-term investments	129,662,271	199,542,046	163,461,308	1,148,335	—	—		165,743,009
	Common stocks***
	Health care
	4Front Ventures Corp.	27,882,348	—	—	—	—	(4,782,611)	49,896,829	23,099,737
	Innoviva, Inc.	52,326,976	1,317,054	—	—	—	(93,141)	4,078,514	53,550,889

	Total Common stocks	80,209,324	1,317,054	—	—	—	(4,875,752)	53,975,343	76,650,626

	Totals	$209,871,595	$200,859,100	$163,461,308	$1,148,335	$—	$(4,875,752)	$53,975,343	$242,393,635
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $110,816,778 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $113,159,544.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	***Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,816,117.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.8%
	Denmark	7.0
	United Kingdom	6.6
	France	4.9
	Japan	2.9
	Switzerland	1.5
	Other	0.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,449,814 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,816,117 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Health care	$1,264,462,151	$315,359,003	$—

Total common stocks	1,264,462,151	315,359,003	—
U.S. treasury obligations	—	2,186,687	—
Short-term investments	2,567,601	168,940,537	—

Totals by level	$1,267,029,752	$486,486,227	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,760,210	$—

Totals by level	$—	$1,760,210	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$691,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com